Performance Management	Oct. 28, 2026
GraniteShares YieldBOOST 20Y+ Treasuries ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares YieldBOOST AAPL ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST ADBE ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST AMD ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares YieldBOOST AMZN ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares YieldBOOST APP ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST ARM ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST ASML ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST AVGO ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST BABA ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares YieldBOOST Biotech ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares YieldBOOST Bitcoin ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet completed a full calendar year of investment operations, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet completed a full calendar year of investment operations, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST BRKB ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST China ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST COIN ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares YieldBOOST CRCL ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares YieldBOOST CRWD ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST CRWV ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST DJT ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST Ether ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet completed a full calendar year of investment operations, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet completed a full calendar year of investment operations, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST Financials ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet completed a full calendar year of investment operations, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet completed a full calendar year of investment operations, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST Gold Miners ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares YieldBOOST GOOGL ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST HIMS ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares YieldBOOST HOOD ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares YieldBOOST INTC ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST IONQ ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares YieldBOOST LLY ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST MARA ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares YieldBOOST META ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares YieldBOOST MRVL ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST MSFT ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST MSTR ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares YieldBOOST MU ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares YieldBOOST NBIS ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST NFLX ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST NVDA ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet completed a full calendar year of investment operations, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet completed a full calendar year of investment operations, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST NVO ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST OKLO ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST ORCL ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST PANW ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST PDD ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST PLTR ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares YieldBOOST QBTS ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares YieldBOOST QQQ ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet completed a full calendar year of investment operations, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet completed a full calendar year of investment operations, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST QUBT ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST RBLX ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST RDDT ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST RGTI ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet completed a full calendar year of investment operations, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet completed a full calendar year of investment operations, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST RIOT ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares YieldBOOST RIVN ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST Semiconductor ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares YieldBOOST Small Cap ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST SMCI ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares YieldBOOST SMR ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST SOFI ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST SOUN ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST SPY ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet completed a full calendar year of investment operations, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet completed a full calendar year of investment operations, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST Technology ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares YieldBOOST TEM ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST TSLA ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31, 2025. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

Performance Past Does Not Indicate Future [Text]	The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Table]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 19.43% (quarter ended September 30, 2025) and the Fund’s lowest quarterly return was -26.29% (quarter ended March 31, 2025). The calendar year-to-date total return of the Fund as of September 30, 2026, was -20.19%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(20.19%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	19.43%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(26.29%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance [Table]
	1 Year	Since Inception (12/17/2024)
Return Before Taxes	(14.49)%	(17.26)%
Return After Taxes on Distributions	(38.78)%	(40.07)%
Return After Taxes on Distributions and Sale of Fund Shares	(9.06)%	(18.92)%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.06%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST TSM ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares YieldBOOST UBER ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST UNH ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST UPST ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST VRT ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares YieldBOOST XYZ ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747